7. Goodwill and Intangible Assets (Details - Goodwill)	12 Months Ended
Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance	$ 8,853,261
Impairment charge	(472,757)
Goodwill, ending balance	$ 8,380,504